Annual Fund Operating Expenses - Xtrackers FTSE Developed ex US Comprehensive Factor ETF - Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Dec. 18, 2020
Operating Expenses:
Management fee	0.35%
Other Expenses	none
Total annual fund operating expenses	0.35%
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver	0.24%